Statement of Comprehensive Income - AUD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income
Loss after income tax	$ 9,287,226	$ 2,097,600	$ 1,635,241
Other comprehensive income
Total comprehensive loss	$ 9,287,226	$ 2,097,600	$ 1,635,241